Liabilities Collateralized By Pledges - Balance of Liabilities Collateralized by Pledges (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Collateralized Securities Transactions [Line Items]
Long-term debt (including current maturities)	$ 28,599	$ 38,906
Collateralized by pledges [Member]
Collateralized Securities Transactions [Line Items]
Long-term debt (including current maturities)	$ 7,552	$ 8,309